Condensed financial information of the Company (Condensed Balance Sheet) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 894,551,480	$ 578,244,378	$ 387,528,092	$ 140,494,754
Other deposits and prepayments	272,022,244	525,263,384
Other current assets	798,920	225,785
Due from related parities	125,662,072	17,731,875
Total current assets	5,070,212,481	3,931,445,119
TOTAL ASSETS	6,384,434,270	4,219,558,959	3,548,883,184
LIABILITIES AND SHAREHOLDERS’ EQUITY
Short-term bank loan	247,758,295	178,576,151
PRC other tax payable	8,172,022	7,908,792
Other payables and accrued liabilities	300,118,332	199,661,165
Current portion of long-term bank loan	1,648,233,254	704,695,082
Payroll and welfare payables	31,445,229	19,521,772
Total current liabilities	3,674,819,498	1,981,002,577
Long-term bank loans	11,018,946	235,885,009
Other long-term debt	1,404,814,439	974,791,324
Total liabilities	5,327,421,144	3,303,406,781
Shareholders’ equity
Common shares, $0.0001 par value: Authorized-500,000,000 shares, issued and outstanding-129,578,676 shares for 2017 (2016: 131,426,741 shares)	16,314	16,051
Treasury shares	(67,792,368)	(53,734,088)
Additional paid-in capital	543,338,206	538,414,246
Total Xinyuan Real Estate Co., Ltd. shareholders’ equity	992,571,849	900,260,465
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 6,384,434,270	$ 4,219,558,959
Common Stock:
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	129,578,676	131,426,741
Common stock, shares outstanding	129,578,676	131,426,741
Parent Company [Member]
ASSETS
Cash and cash equivalents	$ 15,726,978	$ 36,497,233	$ 1,295,835	$ 4,392,766
Other deposits and prepayments	0	0
Other current assets	46,780	1,900,557
Due from subsidiaries	720,955,318	394,050,421
Due from related parities	561,872
Total current assets	737,290,948	432,448,211
Investments in subsidiaries	1,287,013,327	1,068,115,589
TOTAL ASSETS	2,024,304,275	1,500,563,800
LIABILITIES AND SHAREHOLDERS’ EQUITY
Short-term bank loan	58,716,253	34,421,617
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payables and accrued liabilities	16,747,632	11,873,498
Current portion of long-term bank loan	64,845,655	0
Payroll and welfare payables	7,238,573	119,167
Total current liabilities	148,463,691	47,329,860
Long-term bank loans	0	64,845,655
Other long-term debt	883,268,735	488,127,820
Total liabilities	1,031,732,426	600,303,335
Shareholders’ equity
Common shares, $0.0001 par value: Authorized-500,000,000 shares, issued and outstanding-129,578,676 shares for 2017 (2016: 131,426,741 shares)	16,314	16,051
Treasury shares	(67,792,368)	(53,734,088)
Additional paid-in capital	543,338,206	538,414,246
Retained earnings	517,009,697	415,564,256
Total Xinyuan Real Estate Co., Ltd. shareholders’ equity	992,571,849	900,260,465
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 2,024,304,275	$ 1,500,563,800
Common Stock:
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	129,578,676	131,426,741
Common stock, shares outstanding	129,578,676	131,426,741